MGI FUNDS™

SUPPLEMENT TO
THE CLASS S SHARES PROSPECTUS
DATED JULY 31, 2008,
AS SUPPLEMENTED ON NOVEMBER 20, 2008,
AND DECEMBER 10, 2008
AND
THE CLASS Y SHARES PROSPECTUS
DATED JULY 31, 2008,
AS SUPPLEMENTED ON NOVEMBER 20, 2008,
AND
DECEMBER 10, 2008

The date of this Supplement is February 11, 2009.

     The following changes are made in the prospectuses of the Class S Shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 Shares (the “Class Y Shares Prospectus”) of MGI Funds:

     1. The following information relating to the MGI US Small/Mid Cap Value Equity Fund is added immediately following the Securities Selection paragraphs for NWQ Investment Management Company, LLC, located on page 42 of the Class S and Class Y Shares Prospectuses:

River Road Asset Management, LLC (“River Road”), located at 462 South Fourth Street, Suite 1600, Louisville, Kentucky 40202, serves as a subadvisor to the Fund. Messrs. James C. Shircliff, CFA, R. Andrew Beck, and Henry W. Sanders III, CFA, are primarily responsible for the day-to-day management of River Road’s allocated portion of the Fund’s portfolio. Mr. Shircliff has been Chief Executive Officer and Chief Investment Officer of River Road since 2005. Mr. Shircliff was formerly Portfolio Manager and Director of Research of Commonwealth SMC (SMC Capital, Inc.) from 1997 to 2005. Mr. Beck has been President of River Road since 2005. Mr. Beck was formerly Senior Vice President and Portfolio Manager for Commonwealth SMC (SMC Capital, Inc.) from 1999 to 2005. Mr. Sanders has been Executive Vice President of River Road since 2005. Mr. Sanders was formerly Senior Vice President and Portfolio Manager for Commonwealth SMC (SMC Capital, Inc.) from 2002 to 2005.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Fund, if any.

Securities Selection

In managing its allocated portion of the Fund’s portfolio, River Road uses systematic and dynamic internal research to narrow the field of small- and mid-cap companies into a more refined working universe. River Road employs a value-driven, bottom-up fundamental approach that seeks to identify the following characteristics:

  Priced at a discount to absolute value
  Attractive business model
  Shareholder-oriented management
  Financial strength
  Undiscovered, underfollowed, misunderstood

To manage risk, the portfolio managers employ a strategy of diversification, and adhere to a strong sell discipline.

MGI FUNDS™

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2008,
AS SUPPLEMENTED ON NOVEMBER 20, 2008,
DECEMBER 10, 2008,
AND
FEBRUARY 9, 2009

The date of this Supplement is February 11, 2009.

The following changes are made in the Statement of Additional Information of MGI Funds:

     1. In the section entitled “Subadvisors and Portfolio Managers,” the following information is added immediately following the information relating to NWQ Investment Management Company, LLC located on page 36:

River Road Asset Management, LLC (“River Road”), 462 South Fourth Street, Suite 1600, Louisville, Kentucky 40202, serves as a subadvisor to the MGI US Small/Mid Cap Value Equity Fund. River Road is employee owned through River Road Partners, LLC and is registered as an investment adviser under the Advisers Act.

     2. The following summary of proxy voting policies and procedures is added to Appendix B:

RIVER ROAD ASSET MANAGEMENT, LLC

SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

River Road Asset Management, LLC (“River Road”) will exercise discretionary voting authority over proxies issued for securities held in client accounts, unless voting authority has been reserved explicitly by the client or assigned to another party by the governing account documents. River Road has adopted Proxy Voting Policies and Procedures that govern its proxy voting activities and has established two proxy committees, the Proxy Voting Policy Committee and the Proxy Voting Procedure Committee, collectively referred to as (the “Committee”) which oversee River Road’s proxy voting activities. To discharge its duties, the Committee has hired Glass Lewis & Co. (“Glass Lewis”) as its voting agent. Glass Lewis provides analysis of proxy proposals on a case-by-case basis, tracks and receives proxies on which clients are entitled to vote, votes proxies pursuant to guidelines adopted by the Committee (or pursuant to special instruction) and compiles and provides client voting records. Generally, Glass Lewis will vote proxies consistent with the established guidelines; however, River Road’s portfolio managers may choose to instruct Glass Lewis to cast votes differently from the guidelines with respect to a particular proxy based on the investment implications of each issue. In such cases, River Road requires that the investment rationale be documented and that the prior approval of River Road’s Chief Compliance Officer ("CCO") be obtained. Additionally, in such cases, there may be instances where River Road or its personnel are subject to conflicts of interest in the voting of proxies.

River Road has eliminated most conflicts of interest as the majority of proxies is voted by Glass Lewis, an independent third party, pursuant to the guidelines adopted by the Committee. Conflicts of interest may exist, for example, due to personal or familial relationships of personnel or when River Road or an affiliate has a business relationship with, or is soliciting business from, the issuing company (or an employee group of a company) or a third party that is a proponent of a particular outcome on a proxy issue. River Road requires documentation regarding potential conflicts of interest (or lack thereof), for all employees, and in cases where River Road believes there may be an actual or perceived conflict of interest, River Road requires additional steps which may include obtaining the prior approval of the Chief Investment Officer and Chief Compliance Officer, obtaining Committee review or approval, deferring to the voting recommendation of a third party, voting pursuant to client direction (following disclosure of the conflict), abstaining from voting, voting reflectively (i.e., in the same proportion and manner as other shareholders), or taking such other action as necessary to protect the interests of clients. Under certain circumstances, River Road may choose not to vote proxies. In many non-U.S. markets, shareholders may be prevented from selling shares within a certain period of time prior to the shareholder meeting date (commonly referred to as share blocking). In such cases, River Road compares the benefits to its clients expected to be derived from the voting of blocked shares versus the ability to sell the blocked shares and as a result may choose not to vote the shares. River Road also may choose not to vote non U.S. proxies when the actual costs of voting the shares outweigh the perceived client benefit; such as cases where traveling to the country to vote the shares in person is required. Additionally, where clients have implemented securities lending programs, River Road will be unable to vote proxies for securities on loan unless River Road issues instructions to the client’s custodian to retrieve the securities prior to the record dates. River Road may choose to refrain from calling back such securities when the voting of the proxies is not deemed to be material or the benefits of voting do not outweigh the cost of terminating the particular lending arrangement. Although River Road generally votes consistently on the same issue when securities are held in multiple client accounts, certain circumstances may cause River Road to vote differently for different client accounts. In addition, certain clients may provide River Road with voting guidelines that differ from those adopted by River Road. In such cases, River Road will instruct Glass Lewis to vote proxies pursuant to client guidelines.

     3. In Appendix C, entitled “Additional Information About the Funds’ Portfolio Managers,” the following information is added immediately following the information relating to NWQ Investment Management Company, LLC on page C-10:

River Road Asset Management, LLC (“River Road”)

Messrs. James C. Shircliff, CFA, R. Andrew Beck, and Henry W. Sanders, III, CFA, are primarily responsible for the day-to-day management of River Road’s allocated portion of the Fund’s portfolio. Compensation for each portfolio manager listed above includes an annual fixed base salary plus potential incentive compensation up to a pre-determined fixed percentage rate of base salary. Incentive compensation is based on multiple factors, including risk-adjusted 3- and 5-year performance for the strategy composite, versus peer group and benchmark indices. Composite performance criteria are not applied independently for the Fund, but are assumed to be encompassed among the like managed accounts in the strategy composite. The relevant index for MGI US Small/Mid Cap Value Equity Fund is the Russell 2500 Value. (In the absence of at least a three-year performance record, a shorter-period may be used.) Additionally, the portfolio managers each own a significant equity interest in River Road and, as such, participate in overall firm profits.

As of December 31, 2008, Messrs. Shircliff and Sanders managed:

	Total Accounts		Accounts with
Other Accounts			Performance Fees
		Assets		Assets
	Number		Number
		(in millions)		(in millions)

Registered Investment Companies	4	$ 679	0	0
Other Pooled Investment Vehicles	8	1,131	0	0
Other Accounts	92	787	0	0

As of December 31, 2008, Mr. Beck managed:

	Total Accounts		Accounts with
Other Accounts			Performance Fees
		Assets		Assets
	Number		Number
		(in millions)		(in millions)

Registered Investment Companies	3	$ 615	0	0
Other Pooled Investment Vehicles	3	67	0	0
Other Accounts	85	766	0	0